SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Quality assurance fund liability and Loan Receivables (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance of the quality assurance fund				¥ 287,000
Loan receivables
Allowance for doubtful accounts, loans receivable	¥ 56,466	¥ 320,944	¥ 615,592